CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
CONVERTIBLE PREFERRED SHARES

NOTE 8 - CONVERTIBLE PREFERRED SHARES

Issuance of Preferred A Shares

On October 13, 2020, the Company and Knorr-Bremse Systeme für Schienenfahrzeuge GmbH, an affiliate of Knorr-Bremse AG (“Knorr-Bremse”) entered into an investment agreement under which the Company issued 51,282 Preferred A shares to Knorr-Bremse, in exchange for a total investment of $10,000. As of December 31, 2021, the net proceeds, after deducting closing costs and fees, amounted to $9,965.

On March 6, 2022, the Company partially exercised its option in the amount of $2,000 and as a result issued to Knorr-Bremse, a total of additional 10,256 Preferred A shares at a price of $195 per share.

Immediately prior to the completion of the IPO on April 4, 2022 (see Note 9B(3)), 61,538 Preferred A shares were automatically converted into 338,459 ordinary shares.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)